Equity - Financial Position Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Revenues	€ 43,076	€ 48,422	€ 48,693
Depreciation and amortization	(9,359)	(10,582)	(9,049)
Operating income	4,139	4,537	6,522
Property, plant and equipment	23,769	32,228	33,295
Total allocated assets	105,051	118,877
Colombia Telecomunicaciones, S.A, ESP
Entity Information [Line Items]
Revenues	1,249	1,410	1,468
OIBDA	438	558	556
Depreciation and amortization	(325)	(386)	(385)
Operating income	113	172	171
CapEx	156	309	192
Property, plant and equipment	1,530	1,904	1,950
Total allocated assets	2,864	3,296	3,073
Total allocated liabilities	€ 2,049	€ 1,825	€ 1,615